Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	744,884,118.75	37,738
Yield Supplement Overcollateralization Amount 04/30/17	33,598,927.42	0
Receivables Balance 04/30/17	778,483,046.17	37,738
Principal Payments	29,267,714.82	1,355
Defaulted Receivables	1,626,792.12	84
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	32,099,615.67	0
Pool Balance at 05/31/17	715,488,923.56	36,299

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.99%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	12,236,327.92	584
Past Due 61-90 days	3,233,833.28	145
Past Due 91-120 days	822,392.93	43
Past Due 121+ days	0.00	0
Total	16,292,554.13	772

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	1,000,846.30
Aggregate Net Losses/(Gains) - May 2017	625,945.82
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.96%
Prior Net Losses Ratio	1.46%
Second Prior Net Losses Ratio	1.43%
Third Prior Net Losses Ratio	1.65%
Four Month Average	1.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Overcollateralization Target Amount	32,197,001.56
Actual Overcollateralization	32,197,001.56
Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	57.47

Flow of Funds	$ Amount

Collections	33,020,195.53
Investment Earnings on Cash Accounts	15,956.99
Servicing Fee	(648,735.87)
Transfer to Collection Account	0.00
Available Funds	32,387,416.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	706,143.47
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	28,072,411.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,571,364.02

Total Distributions of Available Funds	32,387,416.65

Servicing Fee	648,735.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 05/15/17	711,364,333.41
Principal Paid	28,072,411.41
Note Balance @ 06/15/17	683,291,922.00

Class A-1
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2
Note Balance @ 05/15/17	285,874,333.41
Principal Paid	28,072,411.41
Note Balance @ 06/15/17	257,801,922.00
Note Factor @ 06/15/17	79.5684944%

Class A-3
Note Balance @ 05/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	324,000,000.00
Note Factor @ 06/15/17	100.0000000%

Class A-4
Note Balance @ 05/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	75,480,000.00
Note Factor @ 06/15/17	100.0000000%

Class B
Note Balance @ 05/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	26,010,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	743,641.22
Total Principal Paid	28,072,411.41
Total Paid	28,816,052.63

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	262,051.47
Principal Paid	28,072,411.41
Total Paid to A-2 Holders	28,334,462.88

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7898557
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.8170043
Total Distribution Amount	30.6068600

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.8088008
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	86.6432451
Total A-2 Distribution Amount	87.4520459

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/17	2,407,920.41
Investment Earnings	1,309.07
Investment Earnings Paid	(1,309.07)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41